INTERIM CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	€ 4,159	€ 4,052
Intangible assets	48,016	50,108
Right of use assets	1,775	1,293
Deferred tax asset	10	87
Other long-term receivables	1,831	1,718
Total non-current assets	55,791	57,258
Current assets
Inventory	3,706	4,660
Trade receivables	6,849	5,254
Contract assets	100	261
Other receivables	3,432	2,209
Other current assets	803	828
Financial assets	33,670	18,000
Cash and cash equivalents	64,115	30,001
Total current assets	112,675	61,213
Total assets	168,466	118,471
Share capital and reserves
Share capital	7,075	6,505
Share premium	415,011	335,134
Share-based payment reserve	13,468	12,395
Other comprehensive income	1,125	1,124
Retained loss	(353,570)	(306,029)
Total equity attributable to shareholders	83,109	49,129
Non-current liabilities
Financial debt	34,976	17,670
Lease liability	1,326	637
Provisions	1,022	1,396
Deferred tax liability	45
Contract liability	722	681
Total non-current liabilities	38,091	20,384
Current liabilities
Financial debt	23,135	22,990
Lease liability	551	779
Trade payables	12,638	13,727
Current tax liability	4,020	3,939
Contract liability	1,000	894
Other liability	5,922	6,629
Total current liabilities	47,266	48,958
Total liabilities	85,357	69,342
Total equity and liabilities	€ 168,466	€ 118,471